Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Detail)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.78%	3.36%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post-Retirement Benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.88%	3.44%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%